Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Janus Detroit Street Trust
Prospectus Date	rr_ProspectusDate	Feb. 18, 2016
Janus Small/Mid Cap Growth Alpha ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Small/Mid Cap Growth Alpha ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Small/Mid Cap Growth Alpha ETF seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Small/Mid Cap Growth Alpha Index (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund was not in operation during the most recent fiscal year, no portfolio turnover information is available.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Janus Small/Mid Cap Growth Alpha Index (“Underlying Index”).

The Underlying Index, Janus Small/Mid Cap Growth Alpha Index, is composed of common stocks of small- and medium-sized companies that are selected by the index provider, Janus Index & Calculation Services LLC (“Janus Index Services” or the “Index Provider”), from those companies included in the Solactive Small/Mid Cap Index, a universe of 2,500 small- and medium-sized capitalization stocks. The Underlying Index is designed to select small- and medium-sized capitalization stocks that are poised for “smart growth” by evaluating each company’s performance in three critical areas: growth, profitability, and capital efficiency. The Index Provider scores such stocks based on fundamental measures of their growth, profitability, and capital efficiency, and selects the top 10% of such eligible stocks scoring the highest using a proprietary quantitative methodology. To arrive at the top 10%, for each security in the stated universe, the quantitative methodology assigns a score in each of 10 different fundamental factors, relative to other eligible securities. The fundamental factors include measures that Janus Capital believes are tied to a stock’s outperformance relative to other small/mid cap stocks, and indicate a company’s performance with respect to growth (such as the revenue growth rate over 2- 5- and 8- year periods), profitability (such as margin expansion, profit margin and earnings per share over time) and capital efficiency (such as returns on invested capital).

The scores for each factor are then added together, with equal weighting, to arrive at an overall score. The stocks with the highest 10% of scores are then weighted within the Underlying Index according to their market capitalization. Finally, the stocks are sector-weighted to reflect the sector allocation weight of Janus Triton Fund, based on its most recent publicly available holdings. A stock may not represent more than 3% of the Underlying Index. The Underlying Index, Janus Small/Mid Cap Growth Alpha Index, seeks risk adjusted outperformance relative to a market capitalization weighted universe of small- and medium-sized capitalization growth stocks. Market capitalizations within the Underlying Index will vary, but as of January 29, 2016, they ranged from approximately $55 million to $15.8 billion. The Underlying Index is rebalanced on a quarterly basis based on the methodology described above.

The Fund uses a “passive,” index-based approach in seeking performance that corresponds to the performance of the Underlying Index. The Fund generally will use a replication methodology, meaning it will invest in the securities composing the Underlying Index, Janus Small/Mid Cap Growth Alpha Index, in proportion to the weightings in the Underlying Index. However, the Fund may utilize a sampling methodology under various circumstances in which it may not be possible or practicable to purchase all of the securities in the Underlying Index. Janus Capital expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may also invest in investments that are not included in the Underlying Index, but which Janus Capital believes will help the Fund track its Underlying Index. Such investments include stocks, shares of other investment companies, cash and cash equivalents, including money market funds.

To the extent the Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Underlying Index. As of January 29, 2016, the Underlying Index did not concentrate in a particular industry or group of industries. The Fund’s Underlying Index is rebalanced quarterly. For more recent information, see the Fund’s daily portfolio holdings posted on the ETF portion of the Janus website.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund’s returns and yields will vary, and you could lose money. The principal risks and special considerations associated with investing in the Fund are set forth below.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The Underlying Index has exposure to the small- and medium-sized capitalization sector of the stock market, and therefore at times the Fund may underperform the overall stock market.

Equity Investing Risk. The Fund’s investment in the securities composing the Underlying Index involves risks of investing in a portfolio of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Small- and Mid-Sized Companies Risk. The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the perception of a company’s growth potential, based on the portfolio managers’ quantitative methodology, is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Investment Style Risk. Returns from small-sized capitalization stocks may trail returns from the overall stock market. Small-cap stocks may go through cycles of doing better or worse than other segments of the stock market or the stock market in general. These cycles may continue for extended periods of time.

Concentration Risk. The Fund’s assets will generally be concentrated in an industry or group of industries to the extent that the Fund’s Underlying Index concentrates in a particular industry or group of industries. To the extent the Fund invests a substantial portion of its assets in an industry or group of industries, market or economic factors impacting that industry or group of industries could have a significant effect on the value of the Fund’s investments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. For example, information technology companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing, which may increase their volatility. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are less diversified across industries. The Fund’s assets will not be concentrated if the Underlying Index does not concentrate in a particular industry or group of industries.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Underlying Index. In addition, the Fund may hold fewer than the total number of securities in the Underlying Index. As a result, the Fund may hold securities not included in the Underlying Index.

Management Risk. The Fund is subject to management risk. This is the risk that Janus Capital’s security selection process, which is subject to a number of constraints, may not produce the intended results.

Methodology and Model Risk. Neither the Fund nor Janus Capital can offer assurances that tracking the Underlying Index will maximize returns or minimize risk, or be appropriate for every investor seeking a particular risk profile. Underlying Index risks include, but are not limited to, the risk that the factors used to determine the components of the Underlying Index, as applied by the Index Provider in accordance with the Underlying Index methodology, might not select securities that individually, or in the aggregate, outperform the broader small- and medium-sized capitalization universe. In addition, the Underlying Index was designed based on historically relevant fundamental factors and may not provide risk-adjusted outperformance in the future.

Passive Investment Risk. The Fund is not actively managed and therefore the Fund might not sell shares of a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index or the selling of shares is otherwise required upon a rebalancing of the Underlying Index.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Trading Issues Risk. Although Fund shares are listed for trading on the NASDAQ Stock Market, Inc. (“NASDAQ”), there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the NASDAQ, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to the NASDAQ “circuit breaker” rules. There can be no assurance that the requirements of the NASDAQ necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all.

Fluctuation of NAV. The NAV of the Fund shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the NASDAQ. An absence of trading in shares of the Fund, or a high volume of trading in the Fund, may result in trading prices that differ significantly from the Fund’s NAV. It cannot be predicted whether Fund shares will trade below, at or above the Fund’s NAV. If an investor purchases shares at a time when the market price is at a premium to the NAV of the shares or sells at a time when the market price is at a discount to the NAV of the shares, then the investor may sustain losses.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s returns and yields will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund’s first annual and/or semiannual report and is available at janus.com/etfs or by calling 1-877-335-2687. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year of operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/etfs
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Janus Small/Mid Cap Growth Alpha ETF | Janus Small/Mid Cap Growth Alpha ETF
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Janus Small/Mid Cap Growth Alpha ETF
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Janus Small/Mid Cap Growth Alpha ETF
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	$ 160

[1]	Other Expenses are based on the estimated expenses that the Fund expects to incur.